PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	$ 2,362	$ 3,243
Projected benefit obligation at beginning of year	3,243	11,204
Service cost	145	37
Interest cost	467	271
Plan settlements	0	(7,007)
Expense paid	(315)	(548)
Exchange rates differences	(417)	(963)
Actuarial loss (gain)	(218)	249
Projected benefit obligation at end of year	$ 2,362	$ 3,243